Income Tax Matters, Provision Table (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Tax Provision
Domestic	$ 15.6	$ 5.7
Foreign	0.7	0.5
Total	$ 16.3	$ 6.2